FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Sensitivity Analysis Regarding Change in Interest Rates (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Soles at 50 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 30,754	S/ 15,052
Sensitivity of net economic value	S/ 425,783	S/ 511,851
Soles at 75 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 46,132	S/ 22,578
Sensitivity of net economic value	S/ 638,675	S/ 767,776
Soles at 100 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 61,509	S/ 30,104
Sensitivity of net economic value	S/ 851,567	S/ 1,023,702
Soles at 150 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 92,263	S/ 45,156
Sensitivity of net economic value	S/ 1,277,350	S/ 1,535,553
U.S. Dollar at 50 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 134,532	S/ 48,060
Sensitivity of net economic value	S/ 191,211	S/ 119,342
U.S. Dollar at 75 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 201,798	S/ 72,090
Sensitivity of net economic value	S/ 286,816	S/ 179,013
U.S. Dollar at 100 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 269,064	S/ 96,120
Sensitivity of net economic value	S/ 382,421	S/ 238,684
U.S. Dollar at 150 Basis Points Change [Member]
Sensitivity analysis changes in interest rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 403,595	S/ 144,180
Sensitivity of net economic value	S/ 573,632	S/ 358,026